Taxes Payable	12 Months Ended
Dec. 31, 2014
Taxes Payable
Taxes Payable

12.Taxes Payable

The following is a summary of taxes payable as of December 31, 2013 and 2014 (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Sales tax	18,139	20,445
Withholding individual income taxes for employees	31,696	46,963
Enterprise income taxes	3,326	241,008
Others	21,302	25,874
	74,463	334,290